Fair Value Measurements - Schedule of Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 386,406,259	$ 351,948,202
Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,072	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	59,444,291	77,756,794
Collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	269,563,676	239,784,611
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	427,007	706,914
Common stock - American Woodmark Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	22,833,980	33,699,883
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	386,406,259	351,948,202
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,072
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	59,444,291	77,756,794
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	269,563,676	239,784,611
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	427,007	706,914
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock - American Woodmark Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	22,833,980	33,699,883
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock and Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	23,260,987	34,406,797
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	82,308,343	111,456,677
Level 1 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,072
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	59,444,291	77,756,794
Level 1 | Collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Common stock - American Woodmark Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	22,833,980	33,699,883
Level 1 | Common Stock and Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	22,833,980	33,699,883
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	304,097,916	240,491,525
Level 2 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	269,563,676	239,784,611
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	427,007	706,914
Level 2 | Common stock - American Woodmark Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common Stock and Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	427,007	706,914
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common stock - American Woodmark Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common Stock and Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0